Fair Value Measurement - Summary of Fair Value of Warrants Re-measured Using OPM (Details)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Fair Value Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Option term (in years)	6 years 29 days	6 years 7 days
Volatility	70.00%	70.00%
Risk-free interest rate	0.39%	1.92%
TPC1 Warrants
Fair Value Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Option term (in years)	5 years	5 years
Volatility	70.00%	58.50%
Risk-free interest rate	0.39%	1.69%
Discount for lack of marketability		35.00%
Triple Point Capital Two Warrants
Fair Value Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Option term (in years)	5 years	5 years
Volatility	70.00%	45.00%
Risk-free interest rate	0.39%	1.69%
Discount for lack of marketability		35.00%